Provisions - Employee obligations - South Africa - (Details) - South Africa - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of medical aid	1.00%	1.00%
Change in provision due to reasonably possible change in the cost of medical aid	$ 352	$ 481
Disclosure of fair value of plan assets [abstract]
Cash	56.37%	2.85%
Equity		47.21%
Fixed Income Securities	43.63%	17.32%
Property		2.79%
International		28.42%
Others		1.41%
Total	100.00%	100.00%
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 3,779	$ 3,461
Current service cost	34	32
Borrowing costs	411	390
Actuarial differences	(861)	526
Benefits paid	(219)	(232)
Exchange differences	(132)	(398)
Obligations at end of year	3,012	3,779
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	1,706	2,204
Interest income on assets	93	172
Benefits paid	(1,619)	(775)
Actuarial differences	(84)	223
Other	(2)	(118)
Fair value of plan assets at the end of the year	94	1,706
Actual return on assets	$ 9	$ 395